Supplement to the
Fidelity® Real Estate Income Fund
September 29, 2025
Prospectus

The fund offers ETF Class shares as described in a separate prospectus in addition to the fund's mutual fund class shares.
The following information supplements information found in the "Shareholder Information" section under the "Additional Information about the Purchase and Sale of Shares" heading.
Multi-Class ETF Fund Structure
The Adviser has obtained an exemptive order from the SEC that permits the fund to offer mutual fund share classes and an exchange-traded share class that operates as an ETF (a "Multi-Class ETF Fund"). Under this structure, the ETF Class shares are listed and traded on an exchange and are bought and sold at market prices, whereas shares of a mutual fund class are purchased and redeemed at the class's NAV next calculated after an order is received in proper form.
Due to the structural and operational differences of mutual funds and ETFs, shareholders of the mutual fund and ETF Class shares of a Multi-Class ETF Fund will have differing shareholder rights with respect to exchange and conversion privileges, how shares are purchased and redeemed, the timing of dividend payments, and the timing and ability to automatically reinvest dividends. For additional information regarding these differences, see "Shareholder Information" in this Prospectus and "Buying, Selling, Exchanging and Converting Information" in the Statement of Additional Information (SAI).
In addition, because all of the classes of a Multi-Class ETF Fund are based on the same portfolio, transactions through one class could generate portfolio transaction costs and tax consequences for shareholders in other classes. For example, shareholders of ETF Class shares of a Multi-Class ETF Fund have the potential to experience greater portfolio transaction costs and taxable capital gains distributions than shareholders of a standalone ETF as a result of purchases and redemptions by shareholders of mutual fund class shares, as well as costs due to the fund holding cash necessary to satisfy redemptions of the mutual fund class shares, which could negatively impact the ETF Class's performance. At the same time, shareholders of all classes of a Multi-Class ETF Fund may benefit from cost savings and economies of scale to the extent that the multiple classes draw additional assets to the Multi-Class ETF Fund.
A Multi-Class ETF Fund also is required to comply with additional requirements applicable to ETFs that do not normally apply to a mutual fund. For example, a Multi-Class ETF Fund is required to disclose its complete holdings daily, which has the potential to make the fund more susceptible to front running than a traditional mutual fund that provides more limited public disclosure of portfolio holdings. Also, unlike a traditional mutual fund, a Multi-Class ETF Fund may not have the same flexibility to close the fund to new purchases.
The use of this structure is subject to terms and conditions set forth in an SEC exemptive order that are designed to ensure that the Adviser and the fund's Board of Trustees focus on these potential issues on an initial and ongoing basis. The conditions include that the Board, and a majority of the Independent Trustees, approve (initially, and at least annually thereafter) the operation of a Multi-Class ETF Fund pursuant to a multiple-class plan, finding that the plan is in the best interests of each mutual fund class and the ETF Class individually, and in the best interests of the Multi-Class ETF Fund as a whole. The Adviser will prepare written reports to assist the Board's findings that contain information regarding, among other items, the potential and/or observed benefits and costs to each class individually and the fund as a whole due to the structure, the appropriateness of the fund's investment strategy for the structure, and the potential and/or observed material conflicts of interest between the classes and/or material negative consequences resulting from the structure.
The following information supplements information found in the "Shareholder Information" section.
Converting Shares
Conversions to an ETF Class
A shareholder holding a mutual fund class of the fund may convert those shares to ETF Class shares issued by the same fund to the extent supported by the shareholder's financial intermediary. Shareholders should contact their financial intermediary to determine the eligibility of their account for such a conversion. ETF Class shares, whether acquired through a conversion or purchased on the secondary market, cannot be converted to mutual fund class shares of the same fund or exchanged for mutual fund class shares or ETF Class shares of another fund.
ETF Class shares must be held in a brokerage account. Prior to a conversion, shareholders that hold mutual fund class shares of the fund through its transfer agent, or in a brokerage account that only allows the shareholder to hold mutual fund shares, will need to independently designate an eligible brokerage account for holding the ETF Class shares. Shareholders that hold mutual fund class shares in a 401(k) plan or other employer-sponsored retirement or benefit plan generally may not convert those shares to ETF Class shares and should check with their plan sponsor or recordkeeper regarding eligibility.
A conversion of mutual fund class shares to ETF Class shares of the same fund will be processed at the relative NAVs of the respective share classes at the time of conversion. Since Depository Trust Company (DTC) (or its nominee) serves as the record owner of, and holds legal title to, the ETF Class shares of a fund and does not support the distribution and transfer of fractional ETF Class shares, a shareholder may be unable to convert a portion of their mutual fund class shares into ETF Class shares. Shareholders should work with their financial intermediary to determine options for redeeming any remaining mutual fund class shares. To the extent the automatic redemption of remaining mutual fund class shares is supported by a shareholder's financial intermediary, the submission of a request to convert mutual fund class shares to ETF Class shares may be deemed a submission of a redemption request for such remaining shares. To the extent the automatic redemption of remaining mutual fund class shares is not supported by a shareholder's financial intermediary, shareholders may need to initiate a subsequent redemption request of such remaining shares.
For example, if a shareholder's mutual fund class shares were equal to 10.50 ETF Class shares based on the relative NAVs of the classes, DTC's system would only account for the transfer of 10 whole ETF Class shares. If a shareholder's financial intermediary does not accommodate the ownership of fractional shares of ETFs, a portion of their mutual fund class shares investment equal to 0.50 fractional ETF Class shares would remain in the mutual fund share class, and redemption of this residual amount may require additional action through their financial intermediary. The redemption of remaining mutual fund class shares could be processed automatically if the shareholder's financial intermediary can support the automatic redemption of such shares, otherwise a shareholder may be required to redeem the portion of their mutual fund class shares investment equal to 0.50 fractional ETF Class shares. The redemption of such shares would be a taxable event. Shareholders will not otherwise recognize a taxable gain (or loss) on the conversion of mutual fund class shares of the fund into ETF Class shares of the fund.
Shareholders should contact their financial intermediary to determine whether a conversion or the redemption of any remaining mutual fund class shares may be subject to fees and expenses. The fund does not impose a transaction fee on conversions but reserves the right to impose a fee or to limit, temporarily suspend, or terminate the conversion privilege in the future.
Mutual fund class shareholders who invest directly through Fidelity should contact Fidelity at 1-800-FIDELITY (Retail class) and 1-877-208-0098 (Advisor classes) to request a conversion. Mutual fund class shareholders who invest through a third-party financial intermediary should contact that financial intermediary for information regarding conversions. Conversions may be available only during certain time periods. The availability and length of the conversion process will depend on a shareholder's financial intermediary, but may take several days from the date the request is accepted. Shareholders will remain fully invested in their mutual fund class shares until the conversion process is complete.
REI-PSTK-0626-118 1.798339.118	June 12, 2026
Supplement to the
Fidelity® Real Estate Income Fund
Class A, Class M, Class C, Class I, and Class Z
September 29, 2025
Prospectus

The fund offers ETF Class shares as described in a separate prospectus in addition to the fund's mutual fund class shares.
The following information supplements information found in the "Shareholder Information" section under the "Additional Information about the Purchase and Sale of Shares" heading.
Multi-Class ETF Fund Structure
The Adviser has obtained an exemptive order from the SEC that permits the fund to offer mutual fund share classes and an exchange-traded share class that operates as an ETF (a "Multi-Class ETF Fund"). Under this structure, the ETF Class shares are listed and traded on an exchange and are bought and sold at market prices, whereas shares of a mutual fund class are purchased and redeemed at the class's NAV next calculated after an order is received in proper form.
Due to the structural and operational differences of mutual funds and ETFs, shareholders of the mutual fund and ETF Class shares of a Multi-Class ETF Fund will have differing shareholder rights with respect to exchange and conversion privileges, how shares are purchased and redeemed, the timing of dividend payments, and the timing and ability to automatically reinvest dividends. For additional information regarding these differences, see "Shareholder Information" in this Prospectus and "Buying, Selling, Exchanging and Converting Information" in the Statement of Additional Information (SAI).
In addition, because all of the classes of a Multi-Class ETF Fund are based on the same portfolio, transactions through one class could generate portfolio transaction costs and tax consequences for shareholders in other classes. For example, shareholders of ETF Class shares of a Multi-Class ETF Fund have the potential to experience greater portfolio transaction costs and taxable capital gains distributions than shareholders of a standalone ETF as a result of purchases and redemptions by shareholders of mutual fund class shares, as well as costs due to the fund holding cash necessary to satisfy redemptions of the mutual fund class shares, which could negatively impact the ETF Class's performance. At the same time, shareholders of all classes of a Multi-Class ETF Fund may benefit from cost savings and economies of scale to the extent that the multiple classes draw additional assets to the Multi-Class ETF Fund.
A Multi-Class ETF Fund also is required to comply with additional requirements applicable to ETFs that do not normally apply to a mutual fund. For example, a Multi-Class ETF Fund is required to disclose its complete holdings daily, which has the potential to make the fund more susceptible to front running than a traditional mutual fund that provides more limited public disclosure of portfolio holdings. Also, unlike a traditional mutual fund, a Multi-Class ETF Fund may not have the same flexibility to close the fund to new purchases.
The use of this structure is subject to terms and conditions set forth in an SEC exemptive order that are designed to ensure that the Adviser and the fund's Board of Trustees focus on these potential issues on an initial and ongoing basis. The conditions include that the Board, and a majority of the Independent Trustees, approve (initially, and at least annually thereafter) the operation of a Multi-Class ETF Fund pursuant to a multiple-class plan, finding that the plan is in the best interests of each mutual fund class and the ETF Class individually, and in the best interests of the Multi-Class ETF Fund as a whole. The Adviser will prepare written reports to assist the Board's findings that contain information regarding, among other items, the potential and/or observed benefits and costs to each class individually and the fund as a whole due to the structure, the appropriateness of the fund's investment strategy for the structure, and the potential and/or observed material conflicts of interest between the classes and/or material negative consequences resulting from the structure.
The following information supplements information found in the "Shareholder Information" section under the "Converting Shares" heading.
Conversions to an ETF Class
A shareholder holding a mutual fund class of the fund may convert those shares to ETF Class shares issued by the same fund to the extent supported by the shareholder's financial intermediary. Shareholders should contact their financial intermediary to determine the eligibility of their account for such a conversion. ETF Class shares, whether acquired through a conversion or purchased on the secondary market, cannot be converted to mutual fund class shares of the same fund or exchanged for mutual fund class shares or ETF Class shares of another fund.
ETF Class shares must be held in a brokerage account. Prior to a conversion, shareholders that hold mutual fund class shares of the fund through its transfer agent, or in a brokerage account that only allows the shareholder to hold mutual fund shares, will need to independently designate an eligible brokerage account for holding the ETF Class shares. Shareholders that hold mutual fund class shares in a 401(k) plan or other employer-sponsored retirement or benefit plan generally may not convert those shares to ETF Class shares and should check with their plan sponsor or recordkeeper regarding eligibility.
A conversion of mutual fund class shares to ETF Class shares of the same fund will be processed at the relative NAVs of the respective share classes at the time of conversion. Since Depository Trust Company (DTC) (or its nominee) serves as the record owner of, and holds legal title to, the ETF Class shares of a fund and does not support the distribution and transfer of fractional ETF Class shares, a shareholder may be unable to convert a portion of their mutual fund class shares into ETF Class shares. Shareholders should work with their financial intermediary to determine options for redeeming any remaining mutual fund class shares. To the extent the automatic redemption of remaining mutual fund class shares is supported by a shareholder's financial intermediary, the submission of a request to convert mutual fund class shares to ETF Class shares may be deemed a submission of a redemption request for such remaining shares. To the extent the automatic redemption of remaining mutual fund class shares is not supported by a shareholder's financial intermediary, shareholders may need to initiate a subsequent redemption request of such remaining shares.
For example, if a shareholder's mutual fund class shares were equal to 10.50 ETF Class shares based on the relative NAVs of the classes, DTC's system would only account for the transfer of 10 whole ETF Class shares. If a shareholder's financial intermediary does not accommodate the ownership of fractional shares of ETFs, a portion of their mutual fund class shares investment equal to 0.50 fractional ETF Class shares would remain in the mutual fund share class, and redemption of this residual amount may require additional action through their financial intermediary. The redemption of remaining mutual fund class shares could be processed automatically if the shareholder's financial intermediary can support the automatic redemption of such shares, otherwise a shareholder may be required to redeem the portion of their mutual fund class shares investment equal to 0.50 fractional ETF Class shares. The redemption of such shares would be a taxable event. Shareholders will not otherwise recognize a taxable gain (or loss) on the conversion of mutual fund class shares of the fund into ETF Class shares of the fund.
Shareholders should contact their financial intermediary to determine whether a conversion or the redemption of any remaining mutual fund class shares may be subject to fees and expenses. The fund does not impose a transaction fee on conversions but reserves the right to impose a fee or to limit, temporarily suspend, or terminate the conversion privilege in the future.
Mutual fund class shareholders who invest directly through Fidelity should contact Fidelity at 1-800-FIDELITY (Retail class) and 1-877-208-0098 (Advisor classes) to request a conversion. Mutual fund class shareholders who invest through a third-party financial intermediary should contact that financial intermediary for information regarding conversions. Conversions may be available only during certain time periods. The availability and length of the conversion process will depend on a shareholder's financial intermediary, but may take several days from the date the request is accepted. Shareholders will remain fully invested in their mutual fund class shares until the conversion process is complete.
REIA-PSTK-0626-125 1.913960.125	June 12, 2026
Supplement to the
Fidelity® Real Estate Income Fund
Class A, Class M, Class C, Class I, and Class Z
September 29, 2025
STATEMENT OF ADDITIONAL INFORMATION

The fund offers an ETF Share class in addition to mutual fund share classes.
The following information supplements information found in the "General Description of the Fund(s)" section.
GENERAL DESCRIPTION OF THE FUND(S)
The fund's adviser, Fidelity Management & Research Company LLC (FMR or Adviser) has obtained an exemptive order from the Securities and Exchange Commission (SEC) that permits the fund to offer mutual fund share classes and an exchange-traded share class that operates as an ETF (a "Multi-Class ETF Fund"). Under this structure, the ETF Class shares are listed and traded on an exchange and are bought and sold at market prices, whereas shares of a mutual fund class are purchased and redeemed at the class's NAV next calculated after an order is received in proper form.
Due to the structural and operational differences of mutual funds and ETFs, shareholders of the mutual fund and ETF Class shares of a Multi-Class ETF Fund will have differing shareholder rights with respect to exchange and conversion privileges, how shares are purchased and redeemed, the timing of dividend payments, and the timing and ability to automatically reinvest dividends. For additional information regarding these differences, see "Shareholder Information" in Fidelity® Real Estate Income Fund's Prospectus and "Buying, Selling, Exchanging and Converting Information" below.
In addition, because all of the classes of a Multi-Class ETF Fund are based on the same portfolio, transactions through one class could generate portfolio transaction costs and tax consequences for shareholders in other classes. For example, shareholders of ETF Class shares of a Multi-Class ETF Fund have the potential to experience greater portfolio transaction costs and taxable capital gains distributions than shareholders of a standalone ETF as a result of purchases and redemptions by shareholders of mutual fund class shares, as well as costs due to the fund holding cash necessary to satisfy redemptions of the mutual fund class shares, which could negatively impact the ETF Class's performance. At the same time, shareholders of all classes of a Multi-Class ETF Fund may benefit from cost savings and economies of scale to the extent that the multiple classes draw additional assets to the Multi-Class ETF Fund.
A Multi-Class ETF Fund also is required to comply with additional requirements applicable to ETFs that do not normally apply to a mutual fund. For example, a Multi-Class ETF Fund is required to disclose its complete holdings daily, which has the potential to make the fund more susceptible to front running than a traditional mutual fund that provides more limited public disclosure of portfolio holdings. Also, unlike a traditional mutual fund, a Multi-Class ETF Fund may not have the same flexibility to close the fund to new purchases.
The use of this structure is subject to terms and conditions set forth in an SEC exemptive order that are designed to ensure that the Adviser and the fund's Board of Trustees focus on these potential issues on an initial and ongoing basis. The conditions include that the Board, and a majority of the Independent Trustees, approve (initially, and at least annually thereafter) the operation of a Multi-Class ETF Fund pursuant to a multiple-class plan, finding that the plan is in the best interests of each mutual fund class and the ETF Class individually, and in the best interests of the Multi-Class ETF Fund as a whole. The Adviser will prepare written reports to assist the Board's findings that contain information regarding, among other items, the potential and/or observed benefits and costs to each class individually and the fund as a whole due to the structure, the appropriateness of the fund's investment strategy for the structure, and the potential and/or observed material conflicts of interest between the classes and/or material negative consequences resulting from the structure.
The fund's ETF Class issues and redeems shares on a continuous basis at NAV in aggregations of a specified number of shares called "Creation Units." Creation Units are issued in exchange for portfolio securities and/or cash. ETF Class shares are listed and traded on an exchange. ETF Class shares trade in the secondary market at market prices that may differ from the shares' NAV. ETF Class shares are not individually redeemable, but are redeemable only in Creation Unit aggregations, and in exchange for portfolio securities and/or cash. To be eligible to place orders to purchase a Creation Unit of the fund's ETF Class, an entity must be an "Authorized Participant" which is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of Creation Units. Shareholders who are not Authorized Participants, therefore, will not be able to purchase or redeem ETF Class shares directly with or from the fund. Instead, most shareholders who are not Authorized Participants will buy and sell ETF Class shares in the secondary market through a broker.
The following information replaces similar information found in the "Buying, Selling, and Exchanging Information" section.
BUYING, SELLING, EXCHANGING, AND CONVERTING INFORMATION
The fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if Fidelity Management & Research Company LLC determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing the NAV of a fund or class, as applicable. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon the sale of such securities or other property.
The fund, in its discretion, may determine to issue its shares in kind in exchange for securities held by the purchaser having a value, determined in accordance with the fund's policies for valuation of portfolio securities, equal to the purchase price of the fund shares issued. The fund will accept for in-kind purchases only securities or other instruments that are appropriate under its investment objective and policies. In addition, the fund generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale. All dividends, distributions, and subscription or other rights associated with the securities become the property of the fund, along with the securities. Shares purchased in exchange for securities in kind generally cannot be redeemed for fifteen days following the exchange to allow time for the transfer to settle.
The fund may also effect redemptions in-kind in an effort to manage cash positions and/or to offset certain costs that arise from significant redemption activity or from portfolio turnover in connection with any type of selling activity, including portfolio repositioning and cash raises (e.g., for distributions or redemptions). This practice may benefit the fund and its shareholders by reducing the need for the fund to maintain significant cash reserves and/or to sell securities held in the fund to meet redemption requests or for other selling activities and, in so doing, avoid or reduce cash drag, transaction costs and capital gain realization that could otherwise arise from reserves maintained or securities sold. There is a risk that this activity could negatively impact the market value of the securities redeemed in-kind and, in turn, the NAV of the fund.
With respect to these redemptions in-kind, shareholders will receive either a pro rata basket or a custom basket of securities valued as they are for purposes of computing a fund's NAV. The custom basket includes only securities that have been disclosed in the fund's most recent public holdings disclosure.
In addition to the exchange privileges listed in the fund's prospectus, Fidelity® Real Estate Income Fund offers the privilege of moving between certain share classes of the same fund, as detailed below. Such transactions are subject to eligibility requirements of the applicable class of shares of a fund, and may be subject to applicable sales loads. Exchanges and conversions between share classes of the same fund generally are non-taxable events.
Shares of each Class A, Class M, Class C, Class I, and Class Z may be converted to ETF Class shares of the same fund.
Class A: Shares of Class A may be exchanged for Class Z or Class I shares of the same fund.
Class M: Shares of Class M may be exchanged for Class A (on a load-waived basis), Class Z, or Class I shares of the same fund.
Class C: Shares of Class C may be exchanged for Class A, Class M, Class Z, or Class I shares of the same fund.
Class I: Shares of Class I may be exchanged for Class A, if you are no longer eligible for Class I, or Class Z shares of the same fund.
Class Z: Shares of Class Z may be exchanged for Class A or Class I shares of the same fund if you are no longer eligible for Class Z.
The fund may terminate or modify its exchange privileges in the future.
The following information replaces similar information found in the "Fund Holdings Information" section.
Fidelity® Real Estate Income Fund will provide a full list of holdings daily on each business day, before the opening of regular trading on the listing exchange on which the fund's ETF Class shares are listed on www.401k.com (log in) (plan accounts) or institutional.fidelity.com (all other accounts).
Daily portfolio composition files (PCFs) that identify a basket of specified securities that may overlap with the actual or expected portfolio holdings of the fund may be provided as frequently as daily to the fund's service providers to facilitate the provision of services to the fund and to certain other entities in connection with the dissemination of information necessary for transactions in Creation Units of ETF Class shares of the fund. Each business day prior to the opening of the ETF Class's listing exchange, a PCF containing a list of the names and the required number of shares of each in-kind deposit of a portfolio of securities used as consideration for the purchase of a Creation Unit ("Deposit Securities") for the ETF Class will be provided through fee-based services; to subscribers to the fee-based services, including Authorized Participants; and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading ETF Class shares in the secondary market. In addition to making PCFs available to the NSCC, each fund will disclose the PCF or portions thereof as frequently as daily on www.fidelity.com.

REIA-REII-SSTK-0626-108-1.924863.108	June 12, 2026

Supplement to the
Fidelity® Dividend Growth Fund, Fidelity® Growth & Income Portfolio, Fidelity® Leveraged Company Stock Fund, Fidelity® Low-Priced Stock Fund, Fidelity® OTC Portfolio, Fidelity® Real Estate Income Fund, and Fidelity® Value Discovery Fund
September 29, 2025
As Revised May 15, 2026
STATEMENT OF ADDITIONAL INFORMATION

Fidelity® Real Estate Income Fund offers an ETF Share class in addition to mutual fund share classes.
The following information supplements information found in the "General Description of the Fund(s)" section.
GENERAL DESCRIPTION OF THE FUND(S)
For Fidelity® Real Estate Income Fund:
The fund's adviser, Fidelity Management & Research Company LLC (FMR or Adviser) has obtained an exemptive order from the Securities and Exchange Commission (SEC) that permits the fund to offer mutual fund share classes and an exchange-traded share class that operates as an ETF (a "Multi-Class ETF Fund"). Under this structure, the ETF Class shares are listed and traded on an exchange and are bought and sold at market prices, whereas shares of a mutual fund class are purchased and redeemed at the class's NAV next calculated after an order is received in proper form.
Due to the structural and operational differences of mutual funds and ETFs, shareholders of the mutual fund and ETF Class shares of a Multi-Class ETF Fund will have differing shareholder rights with respect to exchange and conversion privileges, how shares are purchased and redeemed, the timing of dividend payments, and the timing and ability to automatically reinvest dividends. For additional information regarding these differences, see "Shareholder Information" in Fidelity® Real Estate Income Fund's Prospectus and "Buying, Selling, Exchanging and Converting Information" below.
In addition, because all of the classes of a Multi-Class ETF Fund are based on the same portfolio, transactions through one class could generate portfolio transaction costs and tax consequences for shareholders in other classes. For example, shareholders of ETF Class shares of a Multi-Class ETF Fund have the potential to experience greater portfolio transaction costs and taxable capital gains distributions than shareholders of a standalone ETF as a result of purchases and redemptions by shareholders of mutual fund class shares, as well as costs due to the fund holding cash necessary to satisfy redemptions of the mutual fund class shares, which could negatively impact the ETF Class's performance. At the same time, shareholders of all classes of a Multi-Class ETF Fund may benefit from cost savings and economies of scale to the extent that the multiple classes draw additional assets to the Multi-Class ETF Fund.
A Multi-Class ETF Fund also is required to comply with additional requirements applicable to ETFs that do not normally apply to a mutual fund. For example, a Multi-Class ETF Fund is required to disclose its complete holdings daily, which has the potential to make the fund more susceptible to front running than a traditional mutual fund that provides more limited public disclosure of portfolio holdings. Also, unlike a traditional mutual fund, a Multi-Class ETF Fund may not have the same flexibility to close the fund to new purchases.
The use of this structure is subject to terms and conditions set forth in an SEC exemptive order that are designed to ensure that the Adviser and the fund's Board of Trustees focus on these potential issues on an initial and ongoing basis. The conditions include that the Board, and a majority of the Independent Trustees, approve (initially, and at least annually thereafter) the operation of a Multi-Class ETF Fund pursuant to a multiple-class plan, finding that the plan is in the best interests of each mutual fund class and the ETF Class individually, and in the best interests of the Multi-Class ETF Fund as a whole. The Adviser will prepare written reports to assist the Board's findings that contain information regarding, among other items, the potential and/or observed benefits and costs to each class individually and the fund as a whole due to the structure, the appropriateness of the fund's investment strategy for the structure, and the potential and/or observed material conflicts of interest between the classes and/or material negative consequences resulting from the structure.
The fund's ETF Class issues and redeems shares on a continuous basis at NAV in aggregations of a specified number of shares called "Creation Units." Creation Units are issued in exchange for portfolio securities and/or cash. ETF Class shares are listed and traded on an exchange. ETF Class shares trade in the secondary market at market prices that may differ from the shares' NAV. ETF Class shares are not individually redeemable, but are redeemable only in Creation Unit aggregations, and in exchange for portfolio securities and/or cash. To be eligible to place orders to purchase a Creation Unit of the fund's ETF Class, an entity must be an "Authorized Participant" which is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of Creation Units. Shareholders who are not Authorized Participants, therefore, will not be able to purchase or redeem ETF Class shares directly with or from the fund. Instead, most shareholders who are not Authorized Participants will buy and sell ETF Class shares in the secondary market through a broker.
The following information replaces similar information found in the "Buying, Selling, and Exchanging Information" section.
BUYING, SELLING, EXCHANGING, AND CONVERTING INFORMATION
A fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if Fidelity Management & Research Company LLC determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing the NAV of a fund or class, as applicable. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon the sale of such securities or other property.
Each fund, in its discretion, may determine to issue its shares in kind in exchange for securities held by the purchaser having a value, determined in accordance with the fund's policies for valuation of portfolio securities, equal to the purchase price of the fund shares issued. A fund will accept for in-kind purchases only securities or other instruments that are appropriate under its investment objective and policies. In addition, a fund generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale. All dividends, distributions, and subscription or other rights associated with the securities become the property of the fund, along with the securities. Shares purchased in exchange for securities in kind generally cannot be redeemed for fifteen days following the exchange to allow time for the transfer to settle.
A fund may also effect redemptions in-kind in an effort to manage cash positions and/or to offset certain costs that arise from significant redemption activity or from portfolio turnover in connection with any type of selling activity, including portfolio repositioning and cash raises (e.g., for distributions or redemptions). This practice may benefit a fund and its shareholders by reducing the need for a fund to maintain significant cash reserves and/or to sell securities held in the fund to meet redemption requests or for other selling activities and, in so doing, avoid or reduce cash drag, transaction costs and capital gain realization that could otherwise arise from reserves maintained or securities sold. There is a risk that this activity could negatively impact the market value of the securities redeemed in-kind and, in turn, the NAV of the fund.
With respect to these redemptions in-kind, shareholders will receive either a pro rata basket or a custom basket of securities valued as they are for purposes of computing a fund's NAV. The custom basket includes only securities that have been disclosed in the fund's most recent public holdings disclosure.
In addition to the exchange privileges listed in each fund's prospectus, Fidelity® Real Estate Income Fund offers the privilege of moving between certain share classes of the same fund, as detailed below. Such transactions are subject to eligibility requirements of the applicable class of shares of a fund, and may be subject to applicable sales loads. Exchanges and conversions between share classes of the same fund generally are non-taxable events.
Shares of Fidelity® Real Estate Income Fund may be converted to ETF Class shares of the same fund.
The following information replaces similar information found in the "Fund Holdings Information" section.
Fidelity® Dividend Growth Fund, Fidelity® Growth & Income Portfolio, Fidelity® OTC Portfolio, and Fidelity® Value Discovery Fund will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented collectively monthly and included in a list of full holdings 60 days after month-end).
Fidelity® Leveraged Company Stock Fund and Fidelity® Low-Priced Stock Fund will provide a full list of holdings monthly on www.fidelity.com 60 days after month-end.
Fidelity® Dividend Growth Fund, Fidelity® Growth & Income Portfolio, Fidelity® OTC Portfolio, and Fidelity® Value Discovery Fund will provide its top ten holdings (excluding cash and futures) on Fidelity's web site monthly, 15 days after month-end.
Fidelity® Leveraged Company Stock Fund and Fidelity® Low-Priced Stock Fund will provide its top ten holdings (excluding cash and futures) on Fidelity's web site (i) monthly, 60 days after month-end, and (ii) quarterly, 15 or more days after the quarter-end.
Each fund, other than Fidelity® Real Estate Income Fund, may disclose a list of full or partial holdings on www.fidelity.com earlier than indicated above when FMR's Executive Holdings Policy Committee determines that there is a legitimate business purpose and the additional disclosure is not harmful to the fund.
Unless otherwise indicated, for each fund other than Fidelity® Real Estate Income Fund, this information will be available on the web site until updated for the next applicable period.
Fidelity® Real Estate Income Fund will provide a full list of holdings daily on each business day, before the opening of regular trading on the listing exchange on which the fund's ETF Class shares are listed on www.fidelity.com.
For Fidelity® Real Estate Income Fund, daily portfolio composition files (PCFs) that identify a basket of specified securities that may overlap with the actual or expected portfolio holdings of the fund may be provided as frequently as daily to the fund's service providers to facilitate the provision of services to the fund and to certain other entities in connection with the dissemination of information necessary for transactions in Creation Units of ETF Class shares of the fund. Each business day prior to the opening of the ETF Class's listing exchange, a PCF containing a list of the names and the required number of shares of each in-kind deposit of a portfolio of securities used as consideration for the purchase of a Creation Unit ("Deposit Securities") for the ETF Class will be provided through fee-based services; to subscribers to the fee-based services, including Authorized Participants; and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading ETF Class shares in the secondary market. In addition to making PCFs available to the NSCC, each fund will disclose the PCF or portions thereof as frequently as daily on www.fidelity.com.

PSTS-SSTK-0626-131-1.798487.131	June 12, 2026